Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2024
Statement [Line Items]
Schedule Of Balances Due To Related Parties
	March 31, 2024	March 31, 2023
Balances due to related parties	($)	($)
Hunter Dickinson Services Inc.	134,251	327,348
Robert Dickinson (interest payable)	-	190,082
United Mineral Services Ltd.	7,586	7,586
Thomas Wilson (CFO fees)	5,496	5,496
Total	147,333	530,512

Hunter Dickinson Services Inc.
Statement [Line Items]
Schedule of related party transactions
	Years ended March 31,
	2024	2023	2023
(rounded to the nearest thousand CAD)	($)	($)	($)
Services received from HDSI and as requested by the Company	1,278,000	993,000	765,000
Information technology – infrastructure and support services	62,000	60,000	67,000
Office rent	45,000	41,000	33,000
Reimbursement, at cost, of third-party expenses
incurred by HDSI on behalf of the Company	329,000	193,000	136,000
Total	1,714,000	1,287,000	1,001,000